Consolidated Statement of Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income calculated using the effective interest method
Loan portfolio	$ 18,491,167	$ 17,390,615	$ 17,899,967
Investments in debt securities	1,061,568	966,021	841,866
Total interest income	19,552,735	18,356,636	18,741,833
Deposits
Checking accounts	(413,939)	(350,173)	(309,333)
Savings accounts	(1,503,277)	(1,497,038)	(1,978,986)
Time deposits	(3,595,611)	(3,296,508)	(3,560,478)
Interest expense on deposits from customers	(5,512,827)	(5,143,719)	(5,848,797)
Financial obligations
Interbank borrowings and overnight funds	(380,858)	(266,064)	(287,361)
Borrowings from banks and others	(1,014,304)	(769,184)	(770,015)
Bonds issued	(1,220,437)	(1,162,699)	(1,162,203)
Borrowing from development entities	(138,791)	(143,175)	(159,323)
Total Financial obligations	(2,754,390)	(2,341,122)	(2,378,902)
Net interest income	11,285,518	10,871,795	10,514,134
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable	(4,193,980)	(4,149,972)	(4,119,334)
Other financial assets	60,015	32,506	(142)
Recovery of charged-off financial assets	378,862	320,121	264,582
Net impairment loss on financial assets	(3,755,103)	(3,797,345)	(3,854,894)
Net interest income, after impairment losses	7,530,415	7,074,450	6,659,240
Income from commissions and fees	6,083,343	5,453,382	5,202,125
Expenses from commissions and fees	(627,999)	(613,763)	(623,114)
Net income from commissions and fees	5,455,344	4,839,619	4,579,011
Income from sales of goods and services	9,156,588	8,126,014	5,792,850
Costs and expenses of sales goods and services	(6,781,777)	(5,482,102)	(5,035,827)
Gross profit from sales of goods and services	2,374,811	2,643,912	757,023
Net trading income	761,911	582,709	561,362
Income from financial instruments designated at fair value, Net	217,616	205,803	209,937
Other income	1,282,963	1,358,681	1,151,745
Other expenses	(10,171,349)	(9,371,033)	(9,003,091)
Net income before tax expense	7,451,711	7,334,141	4,915,227
Income tax expense	(2,086,257)	(2,149,590)	(1,752,794)
Net income for the year	5,365,454	5,184,551	3,162,433
Net income for the year attributable to:
Owners of the parent	3,034,409	2,912,694	1,962,414
Non-controlling interest	2,331,045	2,271,857	1,200,019
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 5,365,454	$ 5,184,551	$ 3,162,433
Net income per share basic and diluted (in Colombian pesos, see note 25)	$ 136.188	$ 130.725	$ 88.076